Connecticut
Intermediate
Municipal Bond
Fund
Semi-Annual
Report
September 30, 1996
DREYFUS CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND
LETTER TO SHAREHOLDERS
Dear Shareholder:
    We are pleased to provide you with this report on the Dreyfus Connecticut Intermediate Municipal Bond Fund. For its semi-annual reporting period ended September 30, 1996, your portfolio produced a total return of 2.25%, which includes bond price changes and interest income.* Income dividends exempt from Federal and State of Connecticut personal income taxes of approximately $.296 per share were paid to shareholders.** This is equivalent to an annualized tax-free distribution rate per share of 4.37%.***
THE ECONOMY
    Low inflation in the face of ongoing strong growth in new jobs and low unemployment remained the big economic story over the reporting period. On September 24, the Federal Reserve Board's Open Market Committee ("the Fed") again decided against raising interest rates. Despite what appeared to be a sharp split within the Fed, the Central Bank kept the Fed Funds rate at 5.25%.
    The potential resurgence in inflation has been a primary concern of the Fed as the economic expansion continues. Yet inflation has remained subdued. The Consumer Price Index has risen just 2.9% over the past twelve months. Furthermore, indications of inflation at crude, intermediate and finished goods levels, as measured by the Producer Price Index, remained well-behaved. There appear to be few signs of inflation in the production pipeline.
    The past inverse relationship between unemployment and inflation has so far not prevailed during this economic expansion. Most recently, the unemployment rate fell to 5.1%, its lowest level in seven years. Job growth has continued to be robust. Yet despite signs of a tightening labor market, wage gains, considered by many economists to be a harbinger of future inflation, remained modest, as have virtually all measures of inflation.
    Buoyed by such good news, consumers remained confident. The Conference Board's Consumer Confidence Index has risen since the beginning of the year and was near a six-year high by the end of the reporting period. Yet, there were some signs that consumer spending was moderating from its strong pace in the first half of the year. Retail sales remained subdued all summer. Consumer borrowing rose over the reporting period, continuing the three-year trend of steady increases in credit.
    Industrial production has risen consistently since February and businesses showed some signs of inventory accumulation by late summer. Corporate pricing power still seems to be in check. In a survey of member corporations released in mid-September, the National Federation of Independent Business reported that only 20% of its respondents planned to increase prices in coming months.
    Despite all these favorable developments, we are alert for signs of potential economic excess that could result in a resurgence in inflation.
THE MARKET
    During the period, we took a cautious approach to the bond market's volatility. We were wary of the market's strength and its dependence on continued low inflation. Also, uncertainty associated with the upcoming Presidential election fueled the opinions of the market soothsayers and added an additional ingredient of contention to an already tenuous market.
    Overall, we remained fully invested for the most part due to a lack of supply of bonds with good structural characteristics. We emphasized the sale of short call and short maturity bonds and tried to establish a more aggressive stance. We felt it was more important to take a longer-term view than pursue a market fraught with numerous pitfalls.
    Inflationary concerns plagued many investors. This posture was exacerbated by anticipated moves by the Fed. The market reflected these concerns by recoiling with every rumor relating to possible Fed action. When all was said and done, however, the Fed maintained the Fed Funds rate at 5.25%. With the temporary dissipation of that cloud of uncertainty (at least until the the Fed's next meeting in November), the market responded with a more positive tone but continued to operate within a moderate range.
THE PORTFOLIO
    The Dreyfus Connecticut Intermediate Municipal Bond Fund has taken an aggressive stance and pursued the purchase of discounted securities because of their performance potential in a market with very limited new issuance. Two factors have made performance a challenge. The first relates to the vastly diminished level of new issues coming to the market. The second reflects the erratic performance of the long U.S. Treasury bond. Municipal bond prices are frequently influenced by the long U.S. Treasury bond market, which has operated within a range for the six-month period ended 9/30/96 of between 7.19% and 6.69%.
    The Fund bought a number of discount bonds in both the primary and secondary markets when opportunities were present, with a focus on performance-based coupons. Overall, however, the Fund continues to be somewhat invested in defensive, higher yielding coupons which proved to be beneficial in this volatile market. As we move forward, the Fund would ideally like to invest a larger portion of its assets in discount bonds. In order to attain this goal, however, more supply needs to enter the Connecticut bond market. Should this happen, we would be in a better position to sell premium bonds, take profits, and improve the structural characteristics of the portfolio.
    Our primary goal is to protect principal, maintain liquidity, and distribute a high level of current tax exempt income to you, our shareholders. These factors continue to motivate our portfolio management decisions. The high level of volatility exhibited by the market in recent years underscores the need to maintain a disciplined and longer-term perspective.
    Included in this report is a series of detailed statements about your Fund's holdings and its financial condition. We hope they are informative. Please know that we appreciate greatly your continued confidence in the Fund and in The Dreyfus Corporation.
                              Very truly yours,
                             (Richard J. Moynihan)
                              Richard J. Moynihan
                              Director, Municipal Portfolio Management
                              The Dreyfus Corporation
October 18, 1996
New York, N.Y.

*      Total return includes reinvestment of dividends and any capital gains paid.
**    Some income may be subject to the Federal Alternative Minimum Tax (AMT)
for certain shareholders.
*** Distribution rate per share is based upon dividends per share paid from net investment income during the period (annualized), divided by the net asset value per share at the end of the period.


DREYFUS CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS                                                                             SEPTEMBER 30, 1996 (UNAUDITED)
                                                                                                     PRINCIPAL
LONG-TERM MUNICIPAL INVESTMENTS-100.0%                                                                AMOUNT        VALUE
                                                                                                   -----------   ----------
CONNECTICUT-89.1%
Bethel 8%, 2/15/2003 (Insured; MBIA)........................................                       $ 1,000,000  $ 1,172,980
Bridgeport, Refunding 6%, 9/1/2006 (Insured; AMBAC).........................                         1,750,000    1,853,162
Cheshire:
    4.75%, 8/15/2003........................................................                           530,000      528,283
    4.90%, 8/15/2004........................................................                           530,000      529,322
    5.10%, 8/15/2006........................................................                           530,000      530,170
Columbia:
    5.20%, 6/15/2002........................................................                           265,000      273,220
    5.30%, 6/15/2003........................................................                           265,000      274,423
    5.40%, 6/15/2004........................................................                           265,000      275,558
State of Connecticut:
    5.80%, 11/15/2001.......................................................                         1,000,000    1,055,810
    6.10%, 3/15/2002........................................................                         2,000,000    2,134,860
    5.80%, 11/15/2002.......................................................                         1,500,000    1,588,065
    5.70%, 8/15/2007........................................................                         1,500,000    1,558,305
    5.125%, 8/15/2011.......................................................                         1,000,000      961,780
    5.375%, 10/1/2011.......................................................                         1,000,000      988,850
    Airport Revenue Refunding (Bradley International Airport):
      7.20%, 10/1/1997 (Insured; FGIC)......................................                         1,000,000    1,032,180
      7.35%, 10/1/2001 (Insured; FGIC)......................................                         1,000,000    1,117,020
    Clean Water Fund Revenue:
      5.40%, 4/1/2003.......................................................                         1,000,000    1,031,770
      5.50%, 4/1/2004.......................................................                         1,245,000    1,289,446
      5.40%, 6/1/2007.......................................................                         1,805,000    1,825,054
      Refunding 5.125%, 7/1/2007 (Insured; MBIA)............................                         2,000,000    1,980,300
    Special Tax Obligation Revenue (Transportation Infrastructure):
      5.60%, 9/1/2002.......................................................                         3,000,000    3,134,040
      Refunding:
          5.70%, 2/15/2001..................................................                           500,000      521,440
          5.25%, 9/1/2007...................................................                         1,115,000    1,118,167
          5.25%, 9/1/2007 (Insured; MBIA)...................................                         1,360,000    1,360,503
Connecticut Development Authority, Special Obligation
    (Connecticut State General Fund) 5.40%, 12/15/2010......................                         1,300,000    1,295,424
Connecticut Health & Educational Facilities Authority, Revenue:
    (Connecticut State University System):
      5%, 11/1/2007 (Insured; MBIA).........................................                         1,820,000    1,782,781
      5.125%, 11/1/2010 (Insured; MBIA).....................................                         1,145,000    1,103,883
    (Greenwich Hospital) 5.75%, 7/1/2006 (Insured; MBIA)....................                         1,000,000    1,046,630
    (Kent School) 5.10%, 7/1/2007 (Insured; MBIA)...........................                           500,000     494,865

DREYFUS CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                         SEPTEMBER 30, 1996 (UNAUDITED)
                                                                                                   PRINCIPAL
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                          AMOUNT          VALUE
                                                                                                   -----------   ----------
CONNECTICUT (CONTINUED)
    Refunding (Yale New Haven Hospital) 5.50%, 7/1/2010.....................                         1,810,000    1,812,154
Connecticut Health & Educational Facilities Authority, Revenue (continued):
    (University of Hartford)
      6.20%, 7/1/2001.......................................................                       $   750,000   $  758,812
      6.25%, 7/1/2002.......................................................                           700,000      704,277
    (University of New Haven) 6%, 7/1/2006..................................                         1,000,000      999,890
Connecticut Higher Education Supplemental Loan Authority, Revenue
    (Family Education Loan Program):
      5.70%, 11/15/2004.....................................................                         1,450,000    1,470,590
      5.80%, 11/15/2005.....................................................                         1,985,000    2,023,569
      5.90%, 11/15/2006.....................................................                         2,085,000    2,127,034
      5.50%, 11/15/2008.....................................................                         1,675,000    1,670,477
      5.60%, 11/15/2009.....................................................                         1,775,000    1,772,905
      5.65%, 11/15/2010.....................................................                         1,875,000    1,869,806
Connecticut Housing Finance Authority
    (Housing Mortgage Finance Program):
      6.90%, 11/15/1998.....................................................                         1,520,000    1,568,336
      5.95%, 11/15/2002.....................................................                         2,000,000    2,089,080
      5.90%, 5/15/2006......................................................                         1,000,000    1,034,190
      5.65%, 11/15/2007.....................................................                         1,000,000    1,012,370
Connecticut Municipal Electric Energy Cooperative,
    Power Supply System Revenue, Refunding:
      5%, 1/1/2008 (Insured; MBIA)..........................................                         1,500,000    1,462,725
      5%, 1/1/2010 (Insured; MBIA)..........................................                         1,820,000    1,735,825
Connecticut Regional School District Number 5:
    5.25%, 1/15/2004 (Insured; MBIA)........................................                           400,000      410,316
    5.40%, 1/15/2005 (Insured; MBIA)........................................                           400,000      412,776
    5.50%, 1/15/2006 (Insured; MBIA)........................................                           400,000      412,724
Danbury:
    5.10%, 8/15/2003........................................................                           815,000      832,718
    5.25%, 8/15/2004........................................................                           815,000      837,421
Derby:
    5.40%, 5/15/2004 (Insured; AMBAC).......................................                           420,000      435,229
    5.50%, 5/15/2005 (Insured; AMBAC).......................................                           620,000      644,769
Eastern Connecticut Resources Recovery Authority, Solid Waste Revenue
    (Wheelabrator Lisbon Project) 5.25%, 1/1/2006...........................                           820,000      799,131
East Hampton:
    5.25%, 7/15/2004 (Insured; FGIC)........................................                           300,000      308,178
    5.40%, 7/15/2005 (Insured; FGIC)........................................                           305,000      315,214
    5.50%, 7/15/2006 (Insured; FGIC)........................................                           305,000      316,071



DREYFUS CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                        SEPTEMBER 30, 1996 (UNAUDITED)
                                                                                                   PRINCIPAL
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                         AMOUNT           VALUE
                                                                                                   -----------   ----------
CONNECTICUT (CONTINUED)
East Lyme:
    5.20%, 8/1/2003.........................................................                       $ 425,000       $ 435,400
    5.60%, 8/1/2009.........................................................                         415,000         421,773
Easton:
    5.05%, 6/1/2007.........................................................                         270,000         265,504
    5.15%, 6/1/2008.........................................................                         270,000         265,337
    5.25%, 6/1/2009.........................................................                         245,000         241,090
Guilford:
    5.25%, 1/15/2004........................................................                         300,000         305,889
    5.40%, 1/15/2005........................................................                         325,000         333,154
    5.50%, 1/15/2006........................................................                         325,000         333,122
    Refunding:
      5.40%, 10/15/2001.....................................................                       1,215,000       1,257,987
      5.50%, 10/15/2002.....................................................                       1,000,000       1,040,300
Hamden:
    5.25%, 10/1/2001........................................................                         445,000         458,096
    5.30%, 10/1/2002........................................................                         440,000         453,552
    5.40%, 10/1/2003........................................................                         425,000         439,888
Hartford 5.30%, 10/1/2008 (Insured; FGIC)...................................                       1,000,000       1,001,570
Meriden 5.50%, 11/15/2001 (Insured; MBIA)...................................                       1,300,000       1,371,305
New Britain:
    5.375%, 3/1/2003 (Insured; MBIA)........................................                         750,000         774,600
    5.50%, 3/1/2004 (Insured; MBIA).........................................                       1,000,000       1,038,480
New Canaan:
    5.25%, 2/1/2009.........................................................                         550,000         550,159
    5.30%, 2/1/2010.........................................................                         650,000         649,890
New Fairfield 4.80%, 3/15/2003 (Insured; MBIA)..............................                         550,000         552,261
New Haven:
    5.25%, 8/1/2006 (Insured; FGIC).........................................                       1,500,000       1,494,195
    6.50%, 12/1/2002........................................................                       1,410,000       1,481,290
    6.75%, 12/1/2005........................................................                         845,000         896,275
    Refunding, 5%, 8/1/2008 (Insured; FGIC).................................                       2,185,000       2,106,362
New London:
    5.10%, 10/1/2002 (Insured; MBIA)........................................                         300,000         306,450
    5.20%, 10/1/2003 (Insured; MBIA)........................................                         575,000         589,059
New Milford:
    5.20%, 8/1/2003.........................................................                         550,000         562,815
    5.40%, 8/1/2006.........................................................                         380,000         389,443
    5.50%, 8/1/2007.........................................................                         425,000         435,251

DREYFUS CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                          SEPTEMBER 30, 1996 (UNAUDITED)
                                                                                                  PRINCIPAL
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                        AMOUNT           VALUE
                                                                                                  -----------   ----------
CONNECTICUT (CONTINUED)
Norwalk Maritime Center Authority, Revenue, Refunding (Maritime Center Project):
    5.40%, 2/1/2002.........................................................                       $ 635,000       $ 654,964
    5.50%, 2/1/2003.........................................................                         670,000         694,388
Norwich 5.75%, 9/15/2005....................................................                         875,000         923,519
Redding:
    6.50%, 4/15/2007........................................................                         200,000         222,868
    6.55%, 4/15/2008........................................................                         200,000         223,482
    6.60%, 4/15/2009........................................................                         200,000         223,888
South Central Connecticut Regional Water Authority, Water Systems Revenue:
    5.50%, 8/1/2003 (Insured; FGIC).........................................                       2,000,000       2,083,580
    5.25%, 8/1/2011 (Insured; FGIC).........................................                         890,000         869,770
Southington:
    5.40%, 9/15/2005 (Insured; MBIA)........................................                         455,000         470,493
    5.50%, 9/15/2006 (Insured; MBIA)........................................                         455,000         471,762
    5.60%, 9/15/2007 (Insured; MBIA)........................................                         455,000         470,607
Stamford:
    6.625%, 3/15/2004.......................................................                       2,750,000       3,065,095
    7.75%, 1/15/2005........................................................                       1,650,000       1,965,233
Stratford:
    4.60%, 11/1/2004 (Insured; FGIC)........................................                       2,500,000       2,441,025
    5.625%, 11/1/2007 (Insured; FGIC).......................................                       2,490,000       2,560,666
University of Connecticut 4.75%, 2/1/2008 (Insured; FGIC)...................                       3,000,000       2,829,990
Vernon:
    5.30%, 9/15/2004 (Insured; MBIA)........................................                         360,000         372,384
    5.40%, 9/15/2005 (Insured; MBIA)........................................                         360,000         373,579
    5.50%, 9/15/2006 (Insured; MBIA)........................................                         360,000         373,518
Wallingford:
    5.20%, 6/15/2001........................................................                         400,000         410,796
    5.30%, 6/15/2002........................................................                         400,000         412,368
    5.40%, 6/15/2003........................................................                         400,000         414,176
    4.80%, 6/15/2009........................................................                       1,385,000       1,297,911
    Refunding 5.30%, 6/1/2004...............................................                         500,000         513,425
Waterbury:
    4.90%, 4/15/2002 (Insured: FGIC)........................................                       1,650,000       1,659,108
    5%, 4/15/2003 (Insured: FGIC)...........................................                       2,060,000       2,073,081
West Haven 6%, 9/1/2009.....................................................                         480,000         502,742
Westport:
    5.10%, 6/15/2003........................................................                         500,000         512,080
    5.20%, 6/15/2004........................................................                         500,000         513,535

DREYFUS CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                           SEPTEMBER 30, 1996 (UNAUDITED)
                                                                                                   PRINCIPAL
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                         AMOUNT          VALUE
                                                                                                   -----------   ----------
U.S. RELATED-10.9%
Commonwealth of Puerto Rico, 5.30% 7/1/2004 (Insured; MBIA).................                  $    1,000,000    $  1,032,950
Puerto Rico Electric and Power Authority, Power Revenue, Refunding
    6.125%, 7/1/2009........................................................                       4,000,000       4,189,160
Puerto Rico Municipal Finance Agency 5.60%, 7/1/2002........................                       1,800,000       1,853,262
Virgin Islands, Subordinate Tax (Insurance Claims Fund Program-
    General Obligation Matching Fund) 5.65%, 10/1/2003......................                       3,345,000       3,434,378
Virgin Islands Public Finance Authority,
    Revenue, Refunding Matching Fund Loan Notes:
      6.90%, 10/1/2001......................................................                       2,000,000       2,133,600
      7%, 10/1/2002.........................................................                         750,000         806,063
Virgin Islands Water and Power Authority, Water Systems Revenue
    7.20%, 1/1/2002.........................................................                         400,000         416,376
                                                                                                                -------------
TOTAL LONG-TERM MUNICIPAL INVESTMENTS
    (cost $125,346,160).....................................................                                    $127,611,197
                                                                                                                ============



SUMMARY OF ABBREVIATIONS
AMBAC         American Municipal Bond Assurance                  MBIA    Municipal Bond Investors Assurance
                 Corporation                                                  Insurance Corporation
FGIC          Financial Guaranty Insurance Company




SUMMARY OF COMBINED RATINGS
FITCH (A)              OR          MOODY'S             OR         STANDARD & POOR'S             PERCENTAGE OF VALUE
----------                         ----------                     ------------------            --------------------
AAA                                Aaa                            AAA                               48.0%
AA                                 Aa                             AA                                27.2
A                                  A                              A                                 12.4
BBB                                Baa                            BBB                                7.1
Not Rated(b)                       Not Rated(b)                   Not Rated(b)                       5.3
                                                                                                   ---------
                                                                                                   100.0%
                                                                                                   =========

NOTES TO STATEMENT OF INVESTMENTS:
    (a) Fitch currently provides creditwothiness information for a limited number of investments.
    (b) Securities which while not rated by Fitch, Moody's and Standard & Poor's, have been determined by the Manager to be of comparable quality to those rated securities in which the Fund may invest.
    (c) At September 30, 1996, the Fund had $53,634,856 (41.4% of net assets) invested in securities whose payment of principal and interest is dependent upon revenues generated from city municipal projects.

See independent accountants' review report and notes to financial statements.



DREYFUS CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND
STATEMENT OF ASSETS AND LIABILITIES                                                              SEPTEMBER 30, 1996 (UNAUDITED)
ASSETS:
    Investments in securities, at value
      (cost $125,346,160)-see statement.....................................                                         $127,611,197
    Cash....................................................................                                              226,699
    Interest receivable.....................................................                                            1,979,026
    Prepaid expenses........................................................                                                6,702
                                                                                                                    -------------
                                                                                                                      129,823,624
LIABILITIES:
    Due to The Dreyfus Corporation and affiliates...........................                         $69,063
    Accrued expenses........................................................                          57,600              126,663
                                                                                                    ----------      -------------
NET ASSETS..................................................................                                         $129,696,961
                                                                                                                    =============
REPRESENTED BY:
    Paid-in capital.........................................................                                         $129,765,963
    Accumulated net realized (loss) on investments..........................                     (2,334,039)
    Accumulated net unrealized appreciation on investments-Note 3...........                                            2,265,037
                                                                                                                     ------------
NET ASSETS at value applicable to 9,716,849 shares outstanding (unlimited
    number of $.001 par value shares of Beneficial Interest authorized).....                                         $129,696,961
                                                                                                                     ============
NET ASSET VALUE, offering and redemption price per share
    ($129,696,961 / 9,716,849 shares).......................................                                               $13.35
                                                                                                                          =======












See independent accountants' review report and notes to financial statements.

DREYFUS CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND
STATEMENT OF OPERATIONS                                                         SIX MONTHS ENDED SEPTEMBER 30, 1996 (UNAUDITED)
INVESTMENT INCOME:
    INTEREST INCOME.........................................................                                         $3,392,600
    EXPENSES:
      Management fee-Note 2(a)..............................................                      $ 392,836
      Shareholder servicing costs-Note 2(b).................................                         97,135
      Trustees' fees and expenses-Note 2(c).................................                         18,068
      Professional fees.....................................................                         15,483
      Custodian fees........................................................                          7,172
      Prospectus and shareholders' reports..................................                          4,044
      Registration fees.....................................................                          1,077
      Miscellaneous.........................................................                         12,254
                                                                                                -------------
            TOTAL EXPENSES..................................................                        548,069
      Less-reduction in management fee due to undertaking-Note 2(a).........                         34,651
                                                                                                -------------
            NET EXPENSES....................................................                                            513,418
                                                                                                                  -------------
            INVESTMENT INCOME-NET...........................................                                          2,879,182
REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS-Note 3:
    Net realized gain on investments........................................                      $ 128,250
    Net unrealized (depreciation) on investments............................                       (201,629)
                                                                                                -------------
            NET REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS...............                                            (73,379)
                                                                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........................                                         $2,805,803
                                                                                                                   ============











See independent accountants' review report and notes to financial statements.

DREYFUS CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND
STATEMENT OF CHANGES IN NET ASSETS
                                                                                     YEAR ENDED                SIX MONTHS ENDED
                                                                                      MARCH 31,               SEPTEMBER 30, 1996
                                                                                        1996                       (UNAUDITED)
                                                                                   ---------------            -------------------
OPERATIONS:
    Investment income-net..............................................             $  5,924,268                 $  2,879,182
    Net realized gain (loss) on investments............................                 (137,287)                     128,250
    Net unrealized appreciation (depreciation) on investments for the period           3,330,261                     (201,629)
                                                                                    -------------                -------------
      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.............                9,117,242                    2,805,803
                                                                                    -------------                -------------
DIVIDENDS TO SHAREHOLDERS FROM;
    Investment income-net..............................................               (5,893,258)                  (2,910,192)
                                                                                    -------------                -------------
BENEFICIAL INTEREST TRANSACTIONS:
    Net proceeds from shares sold......................................               33,967,263                   12,630,754
    Dividends reinvested...............................................                4,556,107                    2,238,960
    Cost of shares redeemed............................................              (39,318,248)                 (19,178,224)
                                                                                    -------------                -------------
      (DECREASE) IN NET ASSETS FROM BENEFICIAL INTEREST TRANSACTIONS...                 (794,878)                  (4,308,510)
                                                                                    -------------                -------------
          TOTAL INCREASE (DECREASE) IN NET ASSETS......................                2,429,106                   (4,412,899)
NET ASSETS:
    Beginning of period................................................              131,680,754                  134,109,860
                                                                                    -------------                -------------
    End of period (including undistributed investment income-net;
      $31,010 on March 31, 1996).......................................             $134,109,860                  $129,696,961
                                                                                    =============                =============

                                                                                       SHARES                 SHARES
                                                                                     -----------            -----------
CAPITAL SHARE TRANSACTIONS:
    Shares sold........................................................               2,530,462               951,589
    Shares issued for dividends reinvested.............................                 339,658               168,497
    Shares redeemed....................................................              (2,933,585)           (1,445,788)
                                                                                     -----------            -----------
      NET (DECREASE) IN SHARES OUTSTANDING.............................                 (63,465)             (325,702)
                                                                                     ===========            ===========


See independent accountants' review report and notes to financial statements.



DREYFUS CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND
FINANCIAL HIGHLIGHTS
    Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.





                                                                                                               SIX MONTHS ENDED
                                                               YEAR ENDED MARCH 31,                           SEPTEMBER 30, 1996
                                                       -------------------------------------------         ----------------------
PER SHARE DATA:                                         1993(1)      1994       1995      1996                    (UNAUDITED)
                                                       ---------   --------   --------   ---------         ----------------------
    Net asset value, beginning of period..              $12.50      $13.18     $12.98      $13.03                    $13.35
                                                       ---------   --------   --------   ---------                --------------
    INVESTMENT OPERATIONS:
    Investment income-net.................                 .58         .69        .65         .60                       .29
    Net realized and unrealized gain (loss)
      on investments......................                 .68        (.19)       .05         .31                       .01
                                                       ---------   --------   --------   ---------                --------------
      TOTAL FROM INVESTMENT OPERATIONS....                1.26         .50        .70         .91                       .30
                                                       ---------   --------   --------   ---------                --------------
    DISTRIBUTIONS:
    Dividends from investment income-net..                (.58)       (.69)      (.65)       (.59)                     (.30)
    Dividends from net realized gain
      on investments......................                  -         (.01)        -           -                          -
                                                       ---------   --------   --------   ---------                --------------
      TOTAL DISTRIBUTIONS.................                (.58)       (.70)      (.65)       (.59)                      (.30)
                                                       ---------   --------   --------   ---------                --------------
    Net asset value, end of period........              $13.18      $12.98     $13.03      $13.35                     $13.35
                                                       =========   ========   ========   =========                ==============
TOTAL INVESTMENT RETURN...................               12.33%(2)    3.64%      5.60%       7.09%                      4.49%(2)
RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average net assets                 -          .01%       .34%        .72%                       .78%(2)
    Ratio of net investment income to average
      net assets..........................                5.21%(2)    5.07%      5.08%       4.46%                      4.40%(2)
    Decrease reflected in above expense ratios due
      to undertakings by the Manager......                1.18%(2)     .84%       .50%        .13%                       .05%(2)
    Portfolio Turnover Rate...............               37.94%(3)   11.47%     31.66%      19.91%                     20.19%(3)
    Net Assets, end of period (000's Omitted)          $75,597    $140,804   $131,681    $134,110                   $129,697
    (1)    From May 27, 1992 (commencement of operations) to March 31, 1993.
    (2)  Annualized.
    (3)  Not annualized.



See independent accountants' review report and notes to financial statements.

DREYFUS CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1-SIGNIFICANT ACCOUNTING POLICIES:
    Dreyfus Connecticut Intermediate Municipal Bond Fund (the "Fund") is registered under the Investment Company Act of 1940 ("Act") as a non-diversified open-end management investment company. The Fund's investment objective is to provide investors with as high a level of current income exempt from Federal and Connecticut income taxes as is consistent with the preservation of capital. The Dreyfus Corporation ("Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. Premier Mutual Fund Services, Inc. acts as the distributor of the Fund's shares, which are sold to the public without a sales charge.
    The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
    (A) PORTFOLIO VALUATION: The Fund's investments (excluding options and financial futures on municipal and U.S. treasury securities) are valued each business day by an independent pricing service ("Service") approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S. treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Investments not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available.
    (B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.
    The Fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Fund.
    (C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the Fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain.

DREYFUS CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
    (D) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.
    The Fund has an unused capital loss carryover of approximately $2,454,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to March 31, 1996. If not applied, $611,000 of the carryover expires in fiscal 2003 and $1,843,000 of the carryover expires in fiscal 2004.
NOTE 2-MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
    (A) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .60 of 1% of the value of the Fund's average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the Fund, exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses, exceed the expense limitation of any state having jurisdiction over the Fund, the Fund may deduct from payments to be made to the Manager, or the Manager will bear the amount of such excess to the extent required by state law. The Manager has undertaken from April 1, 1996 through March 31, 1997 to reduce the management fee paid by, or reimburse such excess expenses of the Fund, to the extent that the Fund's aggregate annual expenses (exclusive of certain expenses as described above) exceed an annual rate of .80 of 1% of the value of the Funds' average daily net assets. The reduction in management fee, pursuant to the undertaking, amounted to $34,651 during the six months ended September 30, 1996.
    The undertaking may be extended, modified or terminated by the Manager, providing that the resulting expense reimbursement would not be less than the amount required pursuant to the Agreement.
    (B) Pursuant to the Fund's Shareholder Services Plan, the Fund reimburses Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, an amount not to exceed an annual rate of .25 of 1% of the value of the Fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the six months ended September 30, 1996, the Fund was charged an aggregate of $51,597 pursuant to the Shareholder Services Plan.
    The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $32,623 during the six months ended September 30, 1996.
    (C) Each trustee who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $1,500 and an attendance fee of $500 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

DREYFUS CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOTE 3-SECURITIES TRANSACTIONS:
    The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the six months ended September 30, 1996 amounted to $28,557,438 and $25,417,873, respectively.
    At September 30, 1996, accumulated net unrealized appreciation on investments was $2,265,037, consisting of $2,723,142 gross unrealized appreciation and $458,105 gross unrealized depreciation.
    At September 30, 1996, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).


DREYFUS CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND
REVIEW REPORT OF ERNST & YOUNG LLP, INDEPENDENT ACCOUNTANTS
SHAREHOLDERS AND BOARD OF TRUSTEES
DREYFUS CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND
    We have reviewed the accompanying statement of assets and liabilities of Dreyfus Connecticut Intermediate Municipal Bond Fund, including the statement of investments, as of September 30, 1996, and the related statements of operations and changes in net assets and financial highlights for the six month period ended September 30, 1996. These financial statements and financial highlights are the responsibility of the Fund's management.
    We conducted our review in accordance with standards established by the American Institute of Certified Public Accountants. A review of interim financial information consists principally of applying analytical procedures to financial data, and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with generally accepted auditing standards, which will be performed for the full year with the objective of expressing an opinion regarding the financial statements and financial highlights taken as a whole. Accordingly, we do not express such an opinion.
    Based on our review, we are not aware of any material modifications that should be made to the interim financial statements and financial highlights referred to above for them to be in conformity with generally accepted accounting principles.
    We have previously audited, in accordance with generally accepted auditing standards, the statement of changes in net assets for the year ended March 31, 1996 and financial highlights for each of the four years in the period ended March 31, 1996 and in our report dated May 3, 1996, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

(Ernst & Young, LLP signature)

New York, New York
November 5, 1996


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DREYFUS CONNECTICUT INTERMEDIATE
MUNICIPAL BOND FUND
200 Park Avenue
New York, NY 10166
MANAGER
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166
CUSTODIAN
The Bank of New York
90 Washington Street
New York, NY 10286
TRANSFER AGENT &
DIVIDEND DISBURSING AGENT
Dreyfus Transfer, Inc.
P.O. Box 9671
Providence, RI 02940





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